Annual Total Returns (Bar Chart) - Capital Appreciation Value Trust (Capital Appreciation Value Trust, Series I, Capital Appreciation Value Trust)	12 Months Ended
May 01, 2011
Capital Appreciation Value Trust | Series I, Capital Appreciation Value Trust
Bar Chart Table:
2009	30.18%
2010	13.83%